ISI
                                MANAGED MUNICIPAL
                                   FUND SHARES

                                      ISI
                       INTERNATIONAL STRATEGY & INVESTMENT

DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Nancy Lazar
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT


Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

Charles A. Rizzo
TREASURER

Bruce A. Rosenblum
SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY

Jennifer E. Vollmer
ASSISTANT SECRETARY


                                       ISI
                                MANAGED MUNICIPAL
                                   FUND SHARES

                               (A CLASS OF MANAGED
                              MUNICIPAL FUND, INC.)

                                 [LOGO OMITTED]
                                   MUNICIPALS

                                  ANNUAL REPORT
                                OCTOBER 31, 2001

INVESTMENT OBJECTIVE

A mutual fund designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

          INVESTMENT ADVISOR

ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

          SHAREHOLDER SERVICING AGENT

Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

          DISTRIBUTOR

ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

 INVESTMENT ADVISOR'S REPORT

During a year of falling interest rates, the Fund recorded a one-year total return of 9.76%. From its inception on October 23, 1990 through October 31, 2001, the Fund posted a cumulative total return of 103.74%, which translates into an average annual total return of 6.67%. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.1 Please review the additional performance information beginning on page 6.

REVIEW OF RATES AND PORTFOLIO MANAGEMENT
Municipal yields declined over the last year reflecting the general level of interest rates throughout the US market. Rates were volatile, beginning with a steep drop to below 5% for high quality 30-year bonds that was followed by a rise during the Spring, which was then followed by a fall to the lows of the last 12 months. At the end of October, the yield on high quality long municipal bonds was just below 5%.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

30 YEAR AAA MUNICIPAL GENERAL OBLIGATION YIELDS

3-Nov    5.47
10-Nov   5.49
17-Nov   5.47
24-Nov   5.46
1-Dec    5.42
8-Dec    5.34
15-Dec   5.22
22-Dec   5.14
29-Dec   5.14
5-Jan    5.02
12-Jan   4.93
19-Jan   4.99
26-Jan   5.07
2-Feb    5.03
9-Feb    5.03
16-Feb   5.06
23-Feb   5.09
2-Mar    5.05
9-Mar    5.06
16-Mar   5
23-Mar   4.97
30-Mar   5.03
6-Apr    5.06
13-Apr   5.12
20-Apr   5.22
27-Apr   5.24
4-May    5.18
11-May   5.19
18-May   5.22
25-May   5.22
1-Jun    5.19
8-Jun    5.14
15-Jun   5.12
22-Jun   5.09
29-Jun   5.15
6-Jul    5.13
13-Jul   5.09
20-Jul   5.09
27-Jul   5.02
3-Aug    5
10-Aug   4.96
17-Aug   4.94
24-Aug   4.87
31-Aug   4.82
7-Sep    4.81
14-Sep   4.81
21-Sep   4.99
28-Sep   4.99
5-Oct    4.93
12-Oct   4.96
19-Oct   4.95
26-Oct   4.96

Source: Bloomberg

The Fund's portfolio was fully invested with only 3.7% in reserves at the end of October. A close-to-fully invested profile helped performance during the general decline in yields.

THE VALUE IN MUNICIPAL BONDS
Municipal yields have declined at a slower pace than US Treasuries. The result is a very high yield for municipals in contrast to Treasuries. Currently, Municipals have relative yields that are at the best levels over the last 5 years. Please see the chart below:

YIELD ON AAA MUNICIPAL GOS AS A % OF US TREASURY YIELDS (YEAR ENDING OCTOBER)

Maturity               % of Comparable Treasury
--------      ---------------------------------------
              1997     1998     1999     2000    2001
              ----     ----     ----     ----    ----
5 Year        72.3     85.6     77.1     77.3    85.6
10 Year       78.2     90.3     84.4     82.4    93.6
20 Year       81.1     91.0     88.2     90.1    94.5
30 Year       83.1     93.4     93.2     92.5     100

--------------------------------------------------------------------------------
Source: Bloomberg


With tax-free yields on top-quality municipals approaching the yield on taxable Treasuries, ISI sees good value in municipal bonds . . . values which we believe can insulate the Fund from a near-term increase in benchmark US Treasury yields. For more on ISI's outlook, please see the in depth piece that follows this letter.

We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/ R. ALAN MEDAUGH
    ---------------
    R. Alan Medaugh

--------------------------------------------------------------------------------
1 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS, FOR CLASS A SHARES, AS OF OCTOBER 31, 2001, INCLUDING THE 3.25% MAXIMUM SALES CHARGE WERE: ONE-YEAR, 6.19%; FIVE-YEARS, 5.10%; AND TEN-YEARS, 5.80%. PRIOR TO OCTOBER 15, 2001, THE CLASS A SHARES HAD A 4.50% MAXIMUM FRONT-END SALES CHARGE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

ECONOMIC OUTLOOK FOR 2002--AS OF OCTOBER 31, 2001
--------------------------------------------------------------------------------

OVERVIEW
ISI expects a cyclical economic rebound next year followed by sluggish growth at best in 2003. The 2002 rebound case centers around overwhelming monetary and fiscal stimulus in the near term, overcoming worldwide slackening demand. The two year result, however, is likely to be a near draw in our opinion. Financial assets (bonds and stocks) are now getting a boost from aggressive policy by the Federal Reserve and federal government. Next year, low inflation could further help both asset classes.

NOW: SYNCHRONIZED RECESSIONS AND POLICY RESPONSES
A strong theme now is 'synchronized': synchronized recessions, synchronized disinflation, synchronized markets, synchronized central bank easings, etc. We focus here on synchronized recessions, which were highlighted by the world Leading Economic Indicator (LEI) in September plunging 5.5% year-over-year, the biggest decline since the 1982 recession. The world economy has developed a three-year synchronized rhythm suggesting a classic inventory cycle. Right now that synchronized inventory cycle is feeding on the downside. There is a package of weak economic reports reflecting synchronized global recessions including US Service Sector Employment (please see graph below), Eurozone consumer confidence, UK home prices, German unemployment, German industrial production, Swiss consumer confidence, Japanese machinery orders, Japan's LEI, and Brazilian industrial production.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US SERVICE SECTOR EMPLOYMENT YEAR OVER
YEAR % CHANGE (OCTOBER 31, 2001: 0.6%)2

1/31/68  5.6
2/29/68  5.8
3/31/68  5.4
4/30/68  5.1
5/31/68  5
6/30/68  5.2
7/31/68  5
8/31/68  5
9/30/68  4.6
10/31/68 5.1
11/30/68 5.2
12/31/68 5.3
1/31/69  5.6
2/28/69  5.5
3/31/69  6
4/30/69  6.2
5/31/69  6.2
6/30/69  5.8
7/31/69  5.8
8/31/69  5.7
9/30/69  5.8
10/31/69 5.7
11/30/69 5.1
12/31/69 5
1/31/70  4.8
2/28/70  4.7
3/31/70  4.2
4/30/70  4.1
5/31/70  3.9
6/30/70  3.5
7/31/70  2.8
8/31/70  2.3
9/30/70  2.9
10/31/70 2.6
11/30/70 2.6
12/31/70 2.4
1/31/71  2.3
2/28/71  1.8
3/31/71  1.9
4/30/71  1.8
5/31/71  1.8
6/30/71  2.2
7/31/71  2.5
8/31/71  2.5
9/30/71  2.3
10/31/71 2.1
11/30/71 2.2
12/31/71 2.5
1/31/72  2.5
2/29/72  2.9
3/31/72  3
4/30/72  3.4
5/31/72  3.8
6/30/72  4.6
7/31/72  4.4
8/31/72  4.9
9/30/72  4.3
10/31/72 4.7
11/30/72 4.9
12/31/72 5.1
1/31/73  5.3
2/28/73  5.5
3/31/73  5.5
4/30/73  5.2
5/31/73  4.7
6/30/73  3.8
7/31/73  3.7
8/31/73  4.2
9/30/73  5
10/31/73 4.7
11/30/73 4.8
12/31/73 4.5
1/31/74  4.3
2/28/74  4.3
3/31/74  4.3
4/30/74  4.3
5/31/74  4.8
6/30/74  5.1
7/31/74  5.8
8/31/74  5
9/30/74  4.4
10/31/74 4.6
11/30/74 4.2
12/31/74 3.8
1/31/75  3.6
2/28/75  3.5
3/31/75  3.3
4/30/75  3.5
5/31/75  3.2
6/30/75  2.6
7/31/75  3.2
8/31/75  3.6
9/30/75  3.3
10/31/75 3.2
11/30/75 3.3
12/31/75 3.8
1/31/76  4.3
2/29/76  4.4
3/31/76  4.7
4/30/76  4.8
5/31/76  4.8
6/30/76  5.4
7/31/76  4.8
8/31/76  4.4
9/30/76  4.7
10/31/76 4.6
11/30/76 4.8
12/31/76 4.8
1/31/77  4.6
2/28/77  4.5
3/31/77  4.5
4/30/77  4.5
5/31/77  4.6
6/30/77  4.8
7/31/77  4.9
8/31/77  5.3
9/30/77  5.9
10/31/77 6.1
11/30/77 6.2
12/31/77 6.2
1/31/78  5.7
2/28/78  6
3/31/78  6.2
4/30/78  6.5
5/31/78  6.6
6/30/78  6.6
7/31/78  6.5
8/31/78  6.6
9/30/78  6.1
10/31/78 5.7
11/30/78 5.9
12/31/78 6
1/31/79  6
2/28/79  6.1
3/31/79  6
4/30/79  5.5
5/31/79  5.5
6/30/79  5.4
7/31/79  5
8/31/79  4.8
9/30/79  4.8
10/31/79 5.1
11/30/79 4.7
12/31/79 4.7
1/31/80  4.9
2/29/80  4.9
3/31/80  4.7
4/30/80  4.7
5/31/80  4.5
6/30/80  4.2
7/31/80  4.5
8/31/80  4.5
9/30/80  4.6
10/31/80 4.4
11/30/80 4.4
12/31/80 4.4
1/31/81  4.9
2/28/81  4.4
3/31/81  4.2
4/30/81  4.2
5/31/81  4.1
6/30/81  4.1
7/31/81  3.9
8/31/81  3.8
9/30/81  3.7
10/31/81 3.9
11/30/81 3.8
12/31/81 3.6
1/31/82  3.2
2/28/82  3.1
3/31/82  2.9
4/30/82  2.5
5/31/82  2.4
6/30/82  2.2
7/31/82  2.2
8/31/82  1.9
9/30/82  1.7
10/31/82 1.4
11/30/82 1.4
12/31/82 1.4
1/31/83  1.4
2/28/83  1.3
3/31/83  1.9
4/30/83  2.5
5/31/83  2.7
6/30/83  3.3
7/31/83  3.7
8/31/83  4.1
9/30/83  4.6
10/31/83 4.8
11/30/83 4.9
12/31/83 5.2
1/31/84  5.3
2/29/84  5.8
3/31/84  5.6
4/30/84  5.6
5/31/84  5.8
6/30/84  5.6
7/31/84  5.3
8/31/84  5.1
9/30/84  5.3
10/31/84 5.5
11/30/84 5.7
12/31/84 5.5
1/31/85  5.8
2/28/85  5.6
3/31/85  5.8
4/30/85  5.6
5/31/85  5.7
6/30/85  5.5
7/31/85  5.5
8/31/85  5.9
9/30/85  5.7
10/31/85 5.7
11/30/85 5.8
12/31/85 5.8
1/31/86  5.3
2/28/86  5.2
3/31/86  4.9
4/30/86  5
5/31/86  4.8
6/30/86  4.7
7/31/86  4.9
8/31/86  4.6
9/30/86  4.4
10/31/86 4.3
11/30/86 4.1
12/31/86 4.2
1/31/87  4.6
2/28/87  4.6
3/31/87  4.7
4/30/87  4.8
5/31/87  5
6/30/87  5
7/31/87  5.3
8/31/87  5.4
9/30/87  5.2
10/31/87 5.2
11/30/87 5.2
12/31/87 5.3
1/31/88  5.2
2/29/88  5.5
3/31/88  5.4
4/30/88  5.4
5/31/88  5.4
6/30/88  5.8
7/31/88  5.8
8/31/88  5.8
9/30/88  6.1
10/31/88 6.1
11/30/88 6.3
12/31/88 6.3
1/31/89  6.3
2/28/89  6.1
3/31/89  6.2
4/30/89  6.2
5/31/89  5.9
6/30/89  5.7
7/31/89  5.3
8/31/89  5.1
9/30/89  5
10/31/89 4.8
11/30/89 4.8
12/31/89 4.6
1/31/90  4.6
2/28/90  4.6
3/31/90  4.6
4/30/90  4.1
5/31/90  4.2
6/30/90  4
7/31/90  3.9
8/31/90  3.7
9/30/90  3.4
10/31/90 3.2
11/30/90 2.8
12/31/90 2.6
1/31/91  2.4
2/28/91  1.8
3/31/91  1.3
4/30/91  1.3
5/31/91  1.1
6/30/91  1.1
7/31/91  1
8/31/91  1.2
9/30/91  1.4
10/31/91 1.6
11/30/91 1.5
12/31/91 1.7
1/31/92  1.7
2/29/92  1.8
3/31/92  2
4/30/92  2.3
5/31/92  2.5
6/30/92  2.5
7/31/92  2.7
8/31/92  2.7
9/30/92  2.7
10/31/92 2.8
11/30/92 3.1
12/31/92 3.3
1/31/93  3.4
2/28/93  3.8
3/31/93  3.8
4/30/93  4
5/31/93  4
6/30/93  4
7/31/93  4.1
8/31/93  4.1
9/30/93  4.1
10/31/93 4.1
11/30/93 4.1
12/31/93 4
1/31/94  3.9
2/28/94  3.7
3/31/94  4.1
4/30/94  4.2
5/31/94  4.3
6/30/94  4.5
7/31/94  4.8
8/31/94  4.9
9/30/94  5
10/31/94 5
11/30/94 5.2
12/31/94 5.3
1/31/95  5.4
2/28/95  5.8
3/31/95  5.7
4/30/95  5.3
5/31/95  5
6/30/95  4.8
7/31/95  4.5
8/31/95  4.6
9/30/95  4.7
10/31/95 4.5
11/30/95 4.2
12/31/95 4.1
1/31/96  3.7
2/29/96  3.9
3/31/96  3.9
4/30/96  4
5/31/96  4.1
6/30/96  4.3
7/31/96  4.3
8/31/96  4.2
9/30/96  3.9
10/31/96 4
11/30/96 4.1
12/31/96 4.1
1/31/97  4.6
2/28/97  4.3
3/31/97  4.3
4/30/97  4.6
5/31/97  4.7
6/30/97  4.5
7/31/97  4.7
8/31/97  4.5
9/30/97  4.7
10/31/97 4.8
11/30/97 4.7
12/31/97 4.8
1/31/98  4.7
2/28/98  4.5
3/31/98  4.4
4/30/98  4.1
5/31/98  4.1
6/30/98  4.1
7/31/98  4
8/31/98  4
9/30/98  3.9
10/31/98 4
11/30/98 4
12/31/98 3.9
1/31/99  3.9
2/28/99  4
3/31/99  4
4/30/99  4.1
5/31/99  4
6/30/99  4
7/31/99  4
8/31/99  4.1
9/30/99  4.1
10/31/99 4.2
11/30/99 4.2
12/31/99 4.1
1/31/00  4.1
2/29/00  4
3/31/00  4.1
4/30/00  4.1
5/31/00  3.8
6/30/00  3.7
7/31/00  3.6
8/31/00  3.6
9/30/00  3.6
10/31/00 3.1
11/30/00 3
12/31/00 2.8
1/31/01  2.7
2/28/01  2.5
3/31/01  2.2
4/30/01  1.7
5/31/01  1.9
6/30/01  1.6
7/31/01  1.4
8/31/01  1.3
9/30/01  0.9
10/31/01 0.6

Source: Data Research Internationl

The interest rate cuts may not be coordinated, but they are certainly synchronized. So far, there have been 171 easings over the last year around the world, topped off last week with the three 50 basis point moves from the US Federal Reserve, European Central Bank, and the Bank of England. Overwhelming monetary and fiscal stimuli are being put in place. G71 short-term interest rates have declined a record 48% over the past 12 months, and US fiscal stimulus is set to be a record 2.25% of Gross Domestic Product next year. Why the heavy artillery?

--------------------------------------------------------------------------------
1 The seven largest industrialized countries in the world--the US, Japan, Great Britain, France, Germany, Italy and Canada.
2    Shading represents a recession. Circles represent the end of the recession.

--------------------------------------------------------------------------------

NEXT: MODERATE GROWTH EXPECTED IN 2002
Although 2002 growth is expected to be decent, there are major risks that have put pressure on policymakers to unleash overwhelming force: a) Consumer spending risk; b) Capital spending risk; c) Consumer, corporate, and foreign debt problems; and d) Terrorist war risk. The consumer spending risk is that the US consumer is overspent. Please see graph below.


                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US CONSUMER INSTALLMENT DEBT AS A % OF DISPOSABLE
PERSONAL INCOME (SEPTEMBER 30, 2001: 21.1%)1

1/31/68  15.6
2/29/68  15.5
3/31/68  15.6
4/30/68  15.6
5/31/68  15.6
6/30/68  15.6
7/31/68  15.7
8/31/68  15.8
9/30/68  15.8
10/31/68 15.9
11/30/68 15.9
12/31/68 16
1/31/69  16.1
2/28/69  16.3
3/31/69  16.3
4/30/69  16.4
5/31/69  16.3
6/30/69  16.3
7/31/69  16.2
8/31/69  16.2
9/30/69  16.2
10/31/69 16.2
11/30/69 16.3
12/31/69 16.2
1/31/70  16.2
2/28/70  16.2
3/31/70  16.1
4/30/70  15.7
5/31/70  15.8
6/30/70  15.9
7/31/70  15.8
8/31/70  15.7
9/30/70  15.7
10/31/70 15.8
11/30/70 15.7
12/31/70 15.7
1/31/71  15.8
2/28/71  15.9
3/31/71  15.8
4/30/71  15.8
5/31/71  15.8
6/30/71  15.5
7/31/71  15.8
8/31/71  15.8
9/30/71  15.9
10/31/71 16
11/30/71 16.1
12/31/71 16.1
1/31/72  16.2
2/29/72  16
3/31/72  16.2
4/30/72  16.3
5/31/72  16.4
6/30/72  16.7
7/31/72  16.5
8/31/72  16.5
9/30/72  16.5
10/31/72 16.3
11/30/72 16.2
12/31/72 16.3
1/31/73  16.7
2/28/73  16.7
3/31/73  16.7
4/30/73  16.8
5/31/73  16.9
6/30/73  17
7/31/73  17.1
8/31/73  17.1
9/30/73  17.1
10/31/73 17
11/30/73 17
12/31/73 17
1/31/74  17.1
2/28/74  17.2
3/31/74  17.1
4/30/74  17.2
5/31/74  17.1
6/30/74  17.1
7/31/74  17
8/31/74  17
9/30/74  17
10/31/74 16.9
11/30/74 16.8
12/31/74 16.7
1/31/75  16.7
2/28/75  16.7
3/31/75  16.6
4/30/75  16.2
5/31/75  15.2
6/30/75  15.7
7/31/75  15.9
8/31/75  15.8
9/30/75  15.8
10/31/75 15.7
11/30/75 15.7
12/31/75 15.8
1/31/76  15.7
2/29/76  15.7
3/31/76  15.7
4/30/76  15.8
5/31/76  15.8
6/30/76  15.9
7/31/76  15.9
8/31/76  15.9
9/30/76  16
10/31/76 16
11/30/76 16
12/31/76 16.1
1/31/77  16.2
2/28/77  16.4
3/31/77  16.4
4/30/77  16.5
5/31/77  16.7
6/30/77  16.7
7/31/77  16.7
8/31/77  16.8
9/30/77  16.9
10/31/77 16.9
11/30/77 16.9
12/31/77 17
1/31/78  17.1
2/28/78  17.1
3/31/78  17.1
4/30/78  17.2
5/31/78  17.4
6/30/78  17.6
7/31/78  17.6
8/31/78  17.7
9/30/78  17.8
10/31/78 17.8
11/30/78 17.9
12/31/78 17.9
1/31/79  17.9
2/28/79  18
3/31/79  18
4/30/79  18.2
5/31/79  18.3
6/30/79  18.3
7/31/79  18.2
8/31/79  18.2
9/30/79  18.3
10/31/79 18.2
11/30/79 18.2
12/31/79 18.1
1/31/80  18
2/29/80  18
3/31/80  17.9
4/30/80  17.9
5/31/80  17.7
6/30/80  17.5
7/31/80  17.2
8/31/80  17.1
9/30/80  16.9
10/31/80 16.7
11/30/80 16.5
12/31/80 16.4
1/31/81  16.3
2/28/81  16.3
3/31/81  16.2
4/30/81  16.4
5/31/81  16.4
6/30/81  16.3
7/31/81  16
8/31/81  15.8
9/30/81  15.9
10/31/81 15.9
11/30/81 15.8
12/31/81 15.8
1/31/82  15.9
2/28/82  15.9
3/31/82  15.8
4/30/82  15.8
5/31/82  15.8
6/30/82  15.8
7/31/82  15.6
8/31/82  15.6
9/30/82  15.6
10/31/82 15.6
11/30/82 15.5
12/31/82 15.6
1/31/83  15.6
2/28/83  15.6
3/31/83  15.6
4/30/83  15.6
5/31/83  15.6
6/30/83  15.7
7/31/83  15.6
8/31/83  15.8
9/30/83  15.7
10/31/83 15.8
11/30/83 15.9
12/31/83 16
1/31/84  16
2/29/84  16.2
3/31/84  16.2
4/30/84  16.2
5/31/84  16.5
6/30/84  16.6
7/31/84  16.7
8/31/84  16.7
9/30/84  16.7
10/31/84 17
11/30/84 17.1
12/31/84 17.2
1/31/85  17.3
2/28/85  17.6
3/31/85  18
4/30/85  17.9
5/31/85  17.6
6/30/85  18.1
7/31/85  18.3
8/31/85  18.4
9/30/85  18.6
10/31/85 18.6
11/30/85 18.8
12/31/85 18.7
1/31/86  18.9
2/28/86  18.9
3/31/86  18.8
4/30/86  19
5/31/86  19.1
6/30/86  19.2
7/31/86  19.3
8/31/86  19.3
9/30/86  19.5
10/31/86 19.7
11/30/86 19.7
12/31/86 19.6
1/31/87  19.3
2/28/87  19.1
3/31/87  18.9
4/30/87  19.8
5/31/87  19
6/30/87  19.1
7/31/87  19.1
8/31/87  19.1
9/30/87  19.1
10/31/87 19
11/30/87 19
12/31/87 18.9
1/31/88  19
2/29/88  18.9
3/31/88  18.9
4/30/88  18.9
5/31/88  19
6/30/88  18.9
7/31/88  18.8
8/31/88  18.8
9/30/88  18.7
10/31/88 18.7
11/30/88 18.7
12/31/88 18.5
1/31/89  18.8
2/28/89  18.8
3/31/89  18.9
4/30/89  18.9
5/31/89  19
6/30/89  19
7/31/89  19
8/31/89  19.1
9/30/89  19.1
10/31/89 19.1
11/30/89 19
12/31/89 19
1/31/90  18.8
2/28/90  18.7
3/31/90  18.6
4/30/90  18.4
5/31/90  18.5
6/30/90  18.4
7/31/90  18.4
8/31/90  18.4
9/30/90  18.3
10/31/90 18.4
11/30/90 18.3
12/31/90 18.1
1/31/91  18
2/28/91  18
3/31/91  18
4/30/91  17.9
5/31/91  17.8
6/30/91  17.6
7/31/91  17.6
8/31/91  17.5
9/30/91  17.4
10/31/91 17.3
11/30/91 17.2
12/31/91 17.1
1/31/92  16.9
2/29/92  16.8
3/31/92  16.7
4/30/92  16.6
5/31/92  16.5
6/30/92  16.4
7/31/92  16.4
8/31/92  16.5
9/30/92  16.4
10/31/92 16.2
11/30/92 16.2
12/31/92 15.8
1/31/93  16.4
2/28/93  16.5
3/31/93  16.5
4/30/93  16.3
5/31/93  16.2
6/30/93  16.3
7/31/93  16.4
8/31/93  16.4
9/30/93  16.5
10/31/93 16.6
11/30/93 16.7
12/31/93 16.4
1/31/94  17.1
2/28/94  17
3/31/94  17.1
4/30/94  17.3
5/31/94  17.2
6/30/94  17.4
7/31/94  17.5
8/31/94  17.7
9/30/94  17.8
10/31/94 17.8
11/30/94 18
12/31/94 18.1
1/31/95  18.3
2/28/95  18.4
3/31/95  18.6
4/30/95  18.9
5/31/95  19
6/30/95  19.1
7/31/95  19.2
8/31/95  19.4
9/30/95  19.6
10/31/95 19.6
11/30/95 19.9
12/31/95 19.9
1/31/96  20
2/29/96  20.1
3/31/96  20.1
4/30/96  20.4
5/31/96  20.3
6/30/96  20.4
7/31/96  20.5
8/31/96  20.5
9/30/96  20.5
10/31/96 20.5
11/30/96 20.5
12/31/96 20.5
1/31/97  20.5
2/28/97  20.5
3/31/97  20.5
4/30/97  20.5
5/31/97  20.5
6/30/97  20.5
7/31/97  20.5
8/31/97  20.4
9/30/97  20.4
10/31/97 20.4
11/30/97 20.3
12/31/97 20.3
1/31/98  20.1
2/28/98  20
3/31/98  20
4/30/98  20
5/31/98  19.9
6/30/98  20
7/31/98  20
8/31/98  20
9/30/98  20.1
10/31/98 20.2
11/30/98 20.2
12/31/98 20.2
1/31/99  20.4
2/28/99  20.5
3/31/99  20.5
4/30/99  20.5
5/31/99  20.5
6/30/99  20.5
7/31/99  20.6
8/31/99  20.6
9/30/99  20.7
10/31/99 20.6
11/30/99 20.6
12/31/99 20.7
1/31/00  20.8
2/29/00  20.8
3/31/00  20.8
4/30/00  20.8
5/31/00  20.8
6/30/00  20.9
7/31/00  21
8/31/00  21.1
9/30/00  21.1
10/31/01 21.1
11/30/01 21.2
12/31/01 21.2
1/31/01  21.3
2/28/01  21.4
3/31/01  21.5
4/30/01  21.6
5/31/01  21.6
6/30/01  21.5
7/31/01  21.1
8/31/01  20.8
9/30/01  21.1

Source: Data Research International

--------------------------------------------------------------------------------
1    Shading represents a recession. Circles represent the end of the recession.

At the beginning of the 1971, 1975, and 1983 recoveries, this ratio of income to interest payments was at a low 16%, ie, the consumer had reliquified. In contrast, at the beginning of the 1991 recovery, the ratio was still high at 18%, partially explaining the ensuing sluggish recovery. Given how high the ratio is today, there is a risk (which policymakers may have in mind) the recession keeps going longer than we expect. Our inclination is that the overwhelming monetary and fiscal stimuli will lift the US economy in 2002, but growth in 2003 is vulnerable.

NEXT: DECLINING US INFLATION
We believe the synchronized global recession is now leading to synchronized global disinflation/deflation, as highlighted recently by these reports: a) The US Producers' Price Index (PPI) declined a record 1.6% month-to-month in October; b) US import prices declined 2.1% month-to-month in October, the largest decline since March, 1986; c) The US and the Eurozone Purchasing Managers' service price indices both declined in October, ie, it's not just manufacturing prices.; d) Japan's domestic Wholesale Price Index declined 0.2% month-to-month in October, down to the same level as in 1979; and e) There was more evidence of companies worldwide cutting labor costs (eg, salary freezes and health care cuts). What is most important to note is that because growth leads inflation by 12 months, synchronized global disinflation/deflation is likely to intensify throughout all of 2002. The US consumer has sensed the inflation change since September. According to the University of Michigan survey of consumers, one of the major changes has been a dramatic drop for inflation expectations. Please see the following chart.

ECONOMIC OUTLOOK FOR 2002 (CONCLUDED)
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US CONSUMER INFLATION EXPECTATIONS (UNIVERSITY
OF MICHIGAN (NOVEMBER 30, 2001: 0.4%)

1/31/78  5.2
2/28/78  6.4
3/31/78  6.3
4/30/78  6.7
5/31/78  6.9
6/30/78  6.5
7/31/78  6.6
8/31/78  8.7
9/30/78  6.9
10/31/78 7.4
11/30/78 7.5
12/31/78 7.3
1/31/79  7.8
2/28/79  9.3
3/31/79  8.8
4/30/79  9.7
5/31/79  9.8
6/30/79  9.9
7/31/79  9.9
8/31/79  9.9
9/30/79  9.6
10/31/79 9
11/30/79 10
12/31/79 9.9
1/31/80  10.4
2/29/80  10
3/31/80  10.2
4/30/80  10.1
5/31/80  8.6
6/30/80  8.5
7/31/80  9.6
8/31/80  7.6
9/30/80  9.1
10/31/80 9.6
11/30/80 8.6
12/31/80 9.7
1/31/81  9.5
2/28/81  8.6
3/31/81  7.2
4/30/81  8
5/31/81  7.3
6/30/81  7.1
7/31/81  6.8
8/31/81  5.8
9/30/81  6.9
10/31/81 6.7
11/30/81 7.3
12/31/81 5.3
1/31/82  5.1
2/28/82  5.2
3/31/82  4.2
4/30/82  4.7
5/31/82  3.5
6/30/82  4.6
7/31/82  5
8/31/82  4.8
9/30/82  4.5
10/31/82 4.7
11/30/82 4.5
12/31/82 3.7
1/31/83  2.8
2/28/83  3
3/31/83  1.8
4/30/83  3.4
5/31/83  3.2
6/30/83  3.2
7/31/83  3.2
8/31/83  3.3
9/30/83  3.3
10/31/83 3.7
11/30/83 3.5
12/31/83 3.5
1/31/84  3.2
2/29/84  3.3
3/31/84  3.4
4/30/84  3.9
5/31/84  4.2
6/30/84  4.2
7/31/84  3.4
8/31/84  3
9/30/84  3
10/31/84 3.5
11/30/84 3.4
12/31/84 3.3
1/31/85  2.9
2/28/85  3.1
3/31/85  3
4/30/85  3.3
5/31/85  3.2
6/30/85  3.4
7/31/85  2.8
8/31/85  2.8
9/30/85  2.9
10/31/85 3.3
11/30/85 3.1
12/31/85 3.5
1/31/86  2.9
2/28/86  2.8
3/31/86  2.3
4/30/86  2.4
5/31/86  2.7
6/30/86  2.9
7/31/86  2.8
8/31/86  3
9/30/86  2.9
10/31/86 3.2
11/30/86 2.8
12/31/86 3
1/31/87  2.9
2/28/87  3.1
3/31/87  3
4/30/87  3
5/31/87  3.4
6/30/87  3.3
7/31/87  3.1
8/31/87  3.2
9/30/87  3
10/31/87 3.3
11/30/87 3.2
12/31/87 3.1
1/31/88  3.2
2/29/88  3.1
3/31/88  3.2
4/30/88  3.3
5/31/88  3.3
6/30/88  3.7
7/31/88  4.6
8/31/88  4.4
9/30/88  3.9
10/31/88 3.9
11/30/88 3.7
12/31/88 3.9
1/31/89  3.5
2/28/89  4.1
3/31/89  3.7
4/30/89  4.3
5/31/89  4.6
6/30/89  3.8
7/31/89  4.1
8/31/89  3.5
9/30/89  3.4
10/31/89 3.6
11/30/89 3.5
12/31/89 3.5
1/31/90  4.1
2/28/90  4.1
3/31/90  3.7
4/30/90  3.6
5/31/90  3.4
6/30/90  3.8
7/31/90  3.4
8/31/90  4.6
9/30/90  4.7
10/31/90 4.8
11/30/90 4.7
12/31/90 4.7
1/31/91  3.9
2/28/91  3.4
3/31/91  3.3
4/30/91  3.2
5/31/91  3.1
6/30/91  3.3
7/31/91  3.1
8/31/91  3.2
9/30/91  3
10/31/91 3.2
11/30/91 2.9
12/31/91 2.7
1/31/92  2.7
2/29/92  2.6
3/31/92  2.6
4/30/92  3
5/31/92  2.9
6/30/92  3.1
7/31/92  2.7
8/31/92  2.8
9/30/92  3
10/31/92 2.8
11/30/92 2.9
12/31/92 2.8
1/31/93  2.9
2/28/93  3.2
3/31/93  3.1
4/30/93  3
5/31/93  2.9
6/30/93  3.5
7/31/93  3
8/31/93  3.2
9/30/93  3
10/31/93 3.3
11/30/93 2.8
12/31/93 3
1/31/94  2.8
2/28/94  2.8
3/31/94  3
4/30/94  3
5/31/94  3.1
6/30/94  2.7
7/31/94  2.9
8/31/94  3.1
9/30/94  3.4
10/31/94 3
11/30/94 3.2
12/31/94 3
1/31/95  3
2/28/95  3
3/31/95  3.2
4/30/95  3.3
5/31/95  3
6/30/95  2.9
7/31/95  2.9
8/31/95  2.9
9/30/95  2.8
10/31/95 2.9
11/30/95 2.8
12/31/95 2.7
1/31/96  2.8
2/29/96  2.8
3/31/96  2.9
4/30/96  3
5/31/96  3.1
6/30/96  2.9
7/31/96  3
8/31/96  3.1
9/30/96  3.2
10/31/96 3
11/30/96 3
12/31/96 3
1/31/97  3
2/28/97  3
3/31/97  2.8
4/30/97  3
5/31/97  2.9
6/30/97  2.8
7/31/97  2.7
8/31/97  2.7
9/30/97  2.8
10/31/97 2.8
11/30/97 2.9
12/31/97 2.8
1/31/98  2.3
2/28/98  2.4
3/31/98  2.5
4/30/98  2.4
5/31/98  2.6
6/30/98  2.7
7/31/98  2.6
8/31/98  2.4
9/30/98  2.3
10/31/98 2.5
11/30/98 2.3
12/31/98 2.5
1/31/99  2.7
2/28/99  2.5
3/31/99  2.7
4/30/99  2.7
5/31/99  2.8
6/30/99  2.5
7/31/99  2.7
8/31/99  2.8
9/30/99  2.7
10/31/99 2.9
11/30/99 2.9
12/31/99 3
1/31/0   3
2/29/0   2.9
3/31/0   3.2
4/30/0   3.2
5/31/0   3
6/30/0   2.9
7/31/0   3
8/31/0   2.7
9/30/0   2.9
10/31/0  3.2
11/30/0  2.9
12/31/0  2.8
1/31/1   3
2/28/1   2.8
3/31/1   2.8
4/30/1   3.1
5/31/1   3.2
6/30/1   3
7/31/1   2.6
8/31/1   2.7
9/30/1   2.8
10/31/1  1
11/30/1  0.4

Source: Data Research International



After a recession has ended, PPI inflation has continued to slow, dropping 3.0% (or more) over 15 months, on average. Our regression model suggests the PPI will decline 3.0% over the next 12 months.

INTEREST RATE OUTLOOK:
The bond market is likely to be cautious early next year as it gauges the amount of lift from the stimulus package. We expect that there will be some bounce in growth producing 3% real growth for all of next year. The bounce, however, seems limited by the over leveraged consumer and the capital spending bubble which built up a lot of excess capacity in the US. ISI expects some increase in interest rates early in 2002 followed by a moderation as a weak 2003 comes into view. ISI expects a typical amount of market volatility next year, a pattern which has been in place since the early 1980's.



--------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION BY STATE
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                                STATE ALLOCATION
                                   % of Municipals Bonds                                      % of Municipals Bonds
-------------------------------------------------------------------------------------------------------------------
 North Carolina                                   16.09%   South Carolina                                     4.32%
-------------------------------------------------------------------------------------------------------------------
 Texas                                            14.97%   Illinois                                           3.01%
-------------------------------------------------------------------------------------------------------------------
 Florida                                           9.98%   Wisconsin                                          2.96%
-------------------------------------------------------------------------------------------------------------------
 Georgia                                           8.64%   Tennessee                                          2.86%
-------------------------------------------------------------------------------------------------------------------
 Minnesota                                         8.40%   Missouri                                           2.10%
-------------------------------------------------------------------------------------------------------------------
 Washington                                        6.47%   Ohio                                               1.68%
-------------------------------------------------------------------------------------------------------------------
 Virginia                                          5.20%   Indiana                                            1.66%
-------------------------------------------------------------------------------------------------------------------
 Delaware                                          5.06%   Oregon                                             1.65%
-------------------------------------------------------------------------------------------------------------------
 Kansas                                            4.95%     Total                                          100.00%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
  Average Maturity                                                                                        7.6 years
-------------------------------------------------------------------------------------------------------------------
  Average Duration                                                                                        5.8 years
-------------------------------------------------------------------------------------------------------------------
  Quality Breakdown:*
    AAA                                                                                                      76.46%
    AA                                                                                                       23.54%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* As rated by Standard & Poor's as of October 31, 2001. Ratings do not remove market risk and are subject to change.

 PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

ISI Managed Municipal Fund, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index Growth of a $10,000 Investment (since inception)2

         ISI Managed     Lehman Brothers       Lehman Brothers        Consumer
           Municipal    General Obligation  Prerefunded Municipal       Price
             Fund            Index               Bond Index             Index
         -----------    ------------------  ---------------------     --------
2/26/90    $10,000           $10,000              $10,000              $10,000
2/28/90     10,000            10,000               10,000               10,000
3/31/90     10,000             9,988               10,013               10,055
4/30/90      9,880             9,928                9,968               10,070
5/31/90     10,130            10,135               10,129               10,094
6/30/90     10,201            10,219               10,219               10,148
7/31/90     10,361            10,356               10,353               10,188
8/31/90     10,093            10,237               10,331               10,281
9/30/90     10,091            10,239               10,382               10,367
10/31/90    10,378            10,408               10,525               10,430
11/30/90    10,625            10,605               10,652               10,453
12/31/90    10,654            10,640               10,722               10,453
1/31/91     10,820            10,782               10,859               10,516
2/28/91     10,785            10,876               10,962               10,531
3/31/91     10,771            10,864               10,949               10,547
4/30/91     10,940            11,005               11,073               10,563
5/31/91     11,023            11,072               11,154               10,594
6/30/91     10,924            11,062               11,163               10,625
7/31/91     11,095            11,187               11,257               10,641
8/31/91     11,267            11,336               11,382               10,672
9/30/91     11,419            11,485               11,481               10,719
10/31/91    11,504            11,575               11,584               10,734
11/30/91    11,501            11,604               11,659               10,766
12/31/91    11,828            11,850               11,883               10,773
1/31/92     11,775            11,877               11,922               10,789
2/29/92     11,755            11,874               11,929               10,828
3/31/92     11,747            11,871               11,896               10,883
4/30/92     11,806            11,980               11,993               10,898
5/31/92     11,947            12,107               12,112               10,914
6/30/92     12,135            12,306               12,291               10,953
7/31/92     12,534            12,700               12,545               10,977
8/31/92     12,314            12,551               12,482               11,008
9/30/92     12,411            12,634               12,589               11,039
10/31/92    12,201            12,518               12,512               11,078
11/30/92    12,489            12,744               12,606               11,094
12/31/92    12,615            12,890               12,688               11,086
1/31/93     12,726            13,055               12,874               11,141
2/28/93     13,210            13,495               13,182               11,180
3/31/93     13,016            13,344               13,041               11,219
4/30/93     13,186            13,462               13,107               11,250
5/31/93     13,235            13,532               13,134               11,266
6/30/93     13,506            13,743               13,375               11,281
7/31/93     13,432            13,767               13,343               11,281
8/31/93     13,779            14,041               13,594               11,313
9/30/93     13,979            14,190               13,746               11,336
10/31/93    13,953            14,207               13,803               11,383
11/30/93    13,790            14,111               13,635               11,391
12/31/93    14,054            14,403               13,893               11,391
1/31/94     14,245            14,571               14,035               11,422
2/28/94     13,765            14,179               13,750               11,461
3/31/94     13,256            13,657               13,457               11,500
4/30/94     13,301            13,804               13,495               11,516
5/31/94     13,452            13,912               13,541               11,523
6/30/94     13,340            13,827               13,538               11,563
7/31/94     13,556            14,044               13,718               11,594
8/31/94     13,590            14,105               13,808               11,641
9/30/94     13,319            13,907               13,707               11,672
10/31/94    13,047            13,707               13,596               11,680
11/30/94    12,801            13,492               13,402               11,695
12/31/94    13,171            13,730               13,607               11,695
1/31/95     13,572            14,056               13,809               11,742
2/28/95     14,029            14,427               14,140               11,789
3/31/95     14,132            14,622               14,240               11,828
4/30/95     14,083            14,632               14,315               11,867
5/31/95     14,628            15,068               14,643               11,891
6/30/95     14,427            14,966               14,681               11,914
7/31/95     14,573            15,139               14,837               11,914
8/31/95     14,706            15,331               14,936               11,945
9/30/95     14,769            15,430               14,935               11,969
10/31/95    15,058            15,605               15,031               12,008
11/30/95    15,321            15,825               15,196               12,000
12/31/95    15,513            15,950               15,287               11,992
1/31/96     15,621            16,105               15,460               12,063
2/29/96     15,455            16,031               15,404               12,102
3/31/96     15,160            15,853               15,252               12,164
4/30/96     15,096            15,798               15,260               12,211
5/31/96     15,045            15,772               15,257               12,234
6/30/96     15,229            15,932               15,320               12,242
7/31/96     15,413            16,083               15,460               12,266
8/31/96     15,345            16,081               15,457               12,289
9/30/96     15,561            16,279               15,599               12,328
10/31/96    15,762            16,470               15,721               12,367
11/30/96    16,038            16,776               15,914               12,391
12/31/96    15,934            16,709               15,877               12,391
1/31/97     15,934            16,754               15,934               12,430
2/28/97     16,048            16,907               16,059               12,469
3/31/97     15,827            16,688               15,884               12,500
4/30/97     15,957            16,819               15,937               12,516
5/31/97     16,195            17,069               16,163               12,508
6/30/97     16,372            17,254               16,271               12,523
7/31/97     16,860            17,700               16,547               12,539
8/31/97     16,619            17,543               16,469               12,563
9/30/97     16,846            17,743               16,609               12,594
10/31/97    16,932            17,840               16,675               12,625
11/30/97    17,003            17,924               16,712               12,617
12/31/97    17,272            18,179               16,856               12,602
1/31/98     17,448            18,366               17,003               12,625
2/28/98     17,408            18,381               17,050               12,648
3/31/98     17,416            18,397               17,046               12,672
4/30/98     17,311            18,300               16,993               12,695
5/31/98     17,627            18,602               17,206               12,719
6/30/98     17,668            18,669               17,266               12,734
7/31/98     17,692            18,714               17,331               12,750
8/31/98     18,012            19,009               17,517               12,766
9/30/98     18,234            19,264               17,662               12,781
10/31/98    18,209            19,268               17,728               12,813
11/30/98    18,251            19,331               17,783               12,813
12/31/98    18,317            19,393               17,813               12,805
1/31/99     18,535            19,647               18,005               12,836
2/28/99     18,409            19,547               18,006               12,852
3/31/99     18,384            19,555               18,003               12,891
4/30/99     18,443            19,610               18,055               12,984
5/31/99     18,256            19,500               17,990               12,984
6/30/99     17,966            19,213               17,833               12,984
7/31/99     18,035            19,290               17,940               13,023
8/31/99     17,846            19,176               17,940               13,055
9/30/99     17,760            19,193               17,998               13,117
10/31/99    17,552            19,027               17,979               13,141
11/30/99    17,778            19,221               18,068               13,148
12/31/99    17,621            19,099               18,019               13,148
1/31/00     17,498            19,029               18,042               13,188
2/29/00     17,780            19,219               18,114               13,266
3/31/00     18,222            19,605               18,269               13,375
4/30/00     18,044            19,505               18,258               13,383
5/31/00     17,920            19,402               18,259               13,398
6/30/00     18,438            19,901               18,522               13,469
7/31/00     18,708            20,163               18,687               13,500
8/31/00     18,960            20,452               18,853               13,500
9/30/00     18,797            20,347               18,836               13,570
10/31/00    19,033            20,561               18,953               13,594
11/30/00    19,216            20,705               19,049               13,602
12/31/00    19,784            21,194               19,316               13,594
1/31/01     19,875            21,425               19,589               13,680
2/28/01     19,949            21,489               19,661               13,734
3/31/01     20,097            21,678               19,802               13,766
4/30/01     19,800            21,454               19,710               13,820
5/31/01     20,005            21,670               19,900               13,888
6/30/01     20,069            21,805               20,005               13,906
7/31/01     20,437            22,114               20,199               13,867
8/31/01     20,757            22,473               20,446               13,867
9/30/01     20,625            22,423               20,523               13,930
10/31/01    20,891            22,652               20,706               13,883


                                           CUMULATIVE TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended            1 Year  3 Years  5 Years 10 Years    Since   1 Year  3 Years  5 Years 10 Years    Since
   October 31, 2001                                        Inception 2                                  Inception 2
-------------------------------------------------------------------------------------------------------------------
 ISI Shares                  9.76%   14.73%   32.54%   81.59%  103.74%    9.76%    4.69%    5.80%    6.15%    6.67%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers General
   Obligation Index 3       10.16%   17.56%   37.54%  117.65%  117.65%   10.16%    5.54%    6.58%    8.09%    7.32%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Prerefunded
   Municipal Bond Index 3    9.24%   16.80%   31.71%   78.74%   96.74%    9.24%    5.31%    5.66%    5.98%    6.34%
-------------------------------------------------------------------------------------------------------------------
 Consumer Price Index 4      2.13%    8.35%   12.26%   29.33%   33.11%    2.13%    2.71%    2.34%    2.61%    2.63%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived. For certain investors, a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
2 The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
3 The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and only contains bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

 ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of the Fund to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year. The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the 3.00% maximum initial sales charge for the ISI Shares. Returns would be higher for ISI Shares investors who qualified for a lower initial sales charge.

     While the graph and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

 ADDITIONAL PERFORMANCE INFORMATION 1 (CONCLUDED)

                               [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

ISI Managed Municipal Fund, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index Growth of a $10,000 Investment (since inception)2

         ISI Managed     Lehman Brothers       Lehman Brothers        Consumer
           Municipal    General Obligation  Prerefunded Municipal       Price
             Fund           Index 3             Bond Index 3           Index 4
         -----------    ------------------  ---------------------     --------
2/26/90     $9,675        $10,000                  $10,000             $10,000
2/28/90      9,700         10,000                   10,000              10,000
3/31/90      9,700          9,988                   10,013              10,055
4/30/90      9,584          9,928                    9,968              10,070
5/31/90      9,826         10,135                   10,129              10,094
6/30/90      9,895         10,219                   10,219              10,148
7/31/90     10,050         10,356                   10,353              10,188
8/31/90      9,790         10,237                   10,331              10,281
9/30/90      9,788         10,239                   10,382              10,367
10/31/90    10,057         10,408                   10,525              10,430
11/30/90    10,306         10,605                   10,652              10,453
12/31/90    10,334         10,640                   10,722              10,453
1/31/91     10,495         10,782                   10,859              10,516
2/28/91     10,461         10,876                   10,962              10,531
3/31/91     10,449         10,864                   10,949              10,547
4/30/91     10,612         11,005                   11,073              10,563
5/31/91     10,692         11,072                   11,154              10,594
6/30/91     10,596         11,062                   11,163              10,625
7/31/91     10,762         11,187                   11,257              10,641
8/31/91     10,929         11,336                   11,382              10,672
9/30/91     11,076         11,485                   11,481              10,719
10/31/91    11,159         11,575                   11,584              10,734
11/30/91    11,156         11,604                   11,659              10,766
12/31/91    11,473         11,850                   11,883              10,773
1/31/92     11,422         11,877                   11,922              10,789
2/29/92     11,402         11,874                   11,929              10,828
3/31/92     11,395         11,871                   11,896              10,883
4/30/92     11,452         11,980                   11,993              10,898
5/31/92     11,589         12,107                   12,112              10,914
6/30/92     11,771         12,306                   12,291              10,953
7/31/92     12,158         12,700                   12,545              10,977
8/31/92     11,945         12,551                   12,482              11,008
9/30/92     12,039         12,634                   12,589              11,039
10/31/92    11,835         12,518                   12,512              11,078
11/30/92    12,114         12,744                   12,606              11,094
12/31/92    12,237         12,890                   12,688              11,086
1/31/93     12,344         13,055                   12,874              11,141
2/28/93     12,814         13,495                   13,182              11,180
3/31/93     12,626         13,344                   13,041              11,219
4/30/93     12,790         13,462                   13,107              11,250
5/31/93     12,838         13,532                   13,134              11,266
6/30/93     13,101         13,743                   13,375              11,281
7/31/93     13,029         13,767                   13,343              11,281
8/31/93     13,367         14,041                   13,594              11,313
9/30/93     13,560         14,190                   13,746              11,336
10/31/93    13,534         14,207                   13,803              11,383
11/30/93    13,376         14,111                   13,635              11,391
12/31/93    13,632         14,403                   13,893              11,391
1/31/94     13,818         14,571                   14,035              11,422
2/28/94     13,352         14,179                   13,750              11,461
3/31/94     12,858         13,657                   13,457              11,500
4/30/94     12,902         13,804                   13,495              11,516
5/31/94     13,047         13,912                   13,541              11,523
6/30/94     12,940         13,827                   13,538              11,563
7/31/94     13,149         14,044                   13,718              11,594
8/31/94     13,182         14,105                   13,808              11,641
9/30/94     12,919         13,907                   13,707              11,672
10/31/94    12,656         13,707                   13,596              11,680
11/30/94    12,417         13,492                   13,402              11,695
12/31/94    12,776         13,730                   13,607              11,695
1/31/95     13,165         14,056                   13,809              11,742
2/28/95     13,608         14,427                   14,140              11,789
3/31/95     13,708         14,622                   14,240              11,828
4/30/95     13,661         14,632                   14,315              11,867
5/31/95     14,189         15,068                   14,643              11,891
6/30/95     13,994         14,966                   14,681              11,914
7/31/95     14,136         15,139                   14,837              11,914
8/31/95     14,265         15,331                   14,936              11,945
9/30/95     14,326         15,430                   14,935              11,969
10/31/95    14,606         15,605                   15,031              12,008
11/30/95    14,861         15,825                   15,196              12,000
12/31/95    15,048         15,950                   15,287              11,992
1/31/96     15,152         16,105                   15,460              12,063
2/29/96     14,991         16,031                   15,404              12,102
3/31/96     14,705         15,853                   15,252              12,164
4/30/96     14,643         15,798                   15,260              12,211
5/31/96     14,594         15,772                   15,257              12,234
6/30/96     14,772         15,932                   15,320              12,242
7/31/96     14,951         16,083                   15,460              12,266
8/31/96     14,885         16,081                   15,457              12,289
9/30/96     15,094         16,279                   15,599              12,328
10/31/96    15,289         16,470                   15,721              12,367
11/30/96    15,557         16,776                   15,914              12,391
12/31/96    15,456         16,709                   15,877              12,391
1/31/97     15,456         16,754                   15,934              12,430
2/28/97     15,567         16,907                   16,059              12,469
3/31/97     15,352         16,688                   15,884              12,500
4/30/97     15,478         16,819                   15,937              12,516
5/31/97     15,709         17,069                   16,163              12,508
6/30/97     15,881         17,254                   16,271              12,523
7/31/97     16,354         17,700                   16,547              12,539
8/31/97     16,120         17,543                   16,469              12,563
9/30/97     16,341         17,743                   16,609              12,594
10/31/97    16,424         17,840                   16,675              12,625
11/30/97    16,493         17,924                   16,712              12,617
12/31/97    16,754         18,179                   16,856              12,602
1/31/98     16,925         18,366                   17,003              12,625
2/28/98     16,886         18,381                   17,050              12,648
3/31/98     16,894         18,397                   17,046              12,672
4/30/98     16,792         18,300                   16,993              12,695
5/31/98     17,098         18,602                   17,206              12,719
6/30/98     17,138         18,669                   17,266              12,734
7/31/98     17,161         18,714                   17,331              12,750
8/31/98     17,472         19,009                   17,517              12,766
9/30/98     17,687         19,264                   17,662              12,781
10/31/98    17,663         19,268                   17,728              12,813
11/30/98    17,703         19,331                   17,783              12,813
12/31/98    17,767         19,393                   17,813              12,805
1/31/99     17,979         19,647                   18,005              12,836
2/28/99     17,857         19,547                   18,006              12,852
3/31/99     17,832         19,555                   18,003              12,891
4/30/99     17,890         19,610                   18,055              12,984
5/31/99     17,708         19,500                   17,990              12,984
6/30/99     17,427         19,213                   17,833              12,984
7/31/99     17,494         19,290                   17,940              13,023
8/31/99     17,311         19,176                   17,940              13,055
9/30/99     17,227         19,193                   17,998              13,117
10/31/99    17,025         19,027                   17,979              13,141
11/30/99    17,245         19,221                   18,068              13,148
12/31/99    17,092         19,099                   18,019              13,148
1/31/00     16,973         19,029                   18,042              13,188
2/29/00     17,247         19,219                   18,114              13,266
3/31/00     17,675         19,605                   18,269              13,375
4/30/00     17,503         19,505                   18,258              13,383
5/31/00     17,382         19,402                   18,259              13,398
6/30/00     17,885         19,901                   18,522              13,469
7/31/00     18,147         20,163                   18,687              13,500
8/31/00     18,391         20,452                   18,853              13,500
9/30/00     18,233         20,347                   18,836              13,570
10/31/00    18,462         20,561                   18,953              13,594
11/30/00    18,640         20,705                   19,049              13,602
12/31/00    19,190         21,194                   19,316              13,594
1/31/01     19,279         21,425                   19,589              13,680
2/28/01     19,351         21,489                   19,661              13,734
3/31/01     19,494         21,678                   19,802              13,766
4/30/01     19,206         21,454                   19,710              13,820
5/31/01     19,405         21,670                   19,900              13,888
6/30/01     19,550         21,805                   20,005              13,906
7/31/01     19,824         22,114                   20,199              13,867
8/31/01     20,134         22,473                   20,446              13,867
9/30/01     20,006         22,423                   20,523              13,930
10/31/01    20,264         22,652                   20,706              13,883

                                              Average Annual Total Returns
   Periods Ended              1 Year      5 Years   10 Years         Since
   October 31, 2001                                            Inception 2
--------------------------------------------------------------------------
 ISI Shares                    6.47%        5.15%       5.82%        6.24%
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and include the Fund's maximum 3.00% sales charge. Prior to October 15, 2001, the ISI Shares had a 4.45% maximum front-end sales charge. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
3 The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and only contains bonds from the main index that have been prerefunded or escrowed to maturity.
4    The Consumer Price Index is a widely used measure of inflation.

 MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS                                                                          OCTOBER 31, 2001

                                                               RATING*              PAR                 MARKET
 ISSUER                                                    (MOODY'S/S&P)           (000)                 VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS--96.27%
GENERAL OBLIGATIONS--67.49%
   Arlington County, VA,
     5.00%, 10/1/14 .......................................... Aaa/AAA            $2,000              $ 2,105,180
   Arlington Texas School District,
     5.75%, 2/15/21 ..........................................  Aaa/NR             1,465                1,509,448
   Charlotte, NC:
     5.30%, 4/1/12 ........................................... Aaa/AAA             1,120                1,186,774
     5.00%, 2/1/19 ........................................... Aaa/AAA             2,300                2,356,097
   Chesterfield County, VA,
     5.625%, 1/15/14 ......................................... Aaa/AAA             1,350                1,494,112
   Dallas, TX,
     5.00%, 2/15/10 .......................................... Aaa/AAA             1,750                1,865,553
   Delaware State, Series A:
     5.125%, 4/1/16 .......................................... Aaa/AAA             2,150                2,201,643
     5.50%, 4/1/19 ........................................... Aaa/AAA             2,500                2,650,075
   Dupage County, IL, Jail Project,
     5.60%, 1/1/21 ........................................... Aaa/AAA             1,600                1,756,992
   Florida Board of Education,
     6.125%, 6/1/12 .......................................... Aa2/AA+             2,250                2,320,920
   Franklin County, OH,
     5.45%, 12/1/09 .......................................... Aaa/AAA             1,500                1,609,635
   Georgia State,
     5.00%, 7/1/19 ........................................... Aaa/AAA             5,000                5,080,150
   Georgia State, Series D,
     5.00%, 10/1/17 .......................................... Aaa/AAA             1,850                1,902,189
   Guilford County, NC,
     5.25%, 10/1/16 .......................................... Aa1/AAA             3,000                3,210,870
   King County, WA,
     5.00%, 12/1/17 .......................................... Aa1/AA+             2,565                2,597,088
   Minneapolis, MN Ref--Series B,
     5.20%, 3/1/13 ........................................... Aa1/AAA             3,200                3,333,888
   Minnesota State:
     5.00%, 11/1/14 .......................................... Aaa/AAA             2,500                2,581,400
     5.50%, 6/1/18 ........................................... Aaa/AAA             2,000                2,133,680

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.


SCHEDULE OF INVESTMENTS (CONTINUED)                                                              OCTOBER 31, 2001

                                                               RATING*              PAR                   MARKET
 ISSUER                                                     (MOODY'S/S&P)          (000)                  VALUE
-----------------------------------------------------------------------------------------------------------------
Missouri State Series A,
     5.00%, 6/1/23 ........................................... Aaa/AAA             2,000              $ 2,015,540
   North Carolina Public School Building,
     4.60%, 4/1/17 ........................................... Aaa/AAA             5,000                4,967,100
   Portland, OR, Metro Open Spaces Progressive, Series A,
     5.25%, 9/1/07 ........................................... Aa1/AA+             1,500                1,575,120
   South Carolina State Highway, Series B:
     5.00%, 4/1/19 ........................................... Aaa/AAA             1,000                1,017,020
     5.65%, 7/1/21 ........................................... Aaa/AAA             1,260                1,330,988
   South Carolina State, State Institutional Series A,
     5.30%, 3/1/17 ........................................... Aaa/AAA             1,700                1,795,642
   Spring Branch Texas Independent School District,
     5.125%, 2/1/26 .......................................... Aaa/AAA             2,000                2,006,560
   Tennessee State:
     5.50%, 3/1/09 ...........................................  Aa2/AA             1,535                1,661,377
     5.55%, 3/1/10 ...........................................  Aa2/AA             1,000                1,083,910
   Virginia State,
     5.25%, 6/1/16 ........................................... Aaa/AAA             1,320                1,385,551
   Washington State, Series A,
     5.60%, 7/1/10 ........................................... Aa1/AA+            $1,500                1,607,085
   Washington State, Series E,
     5.00%, 7/1/22 ........................................... Aa1/AA+             2,000                1,997,300
   Wisconsin State, Series C,
     5.55%, 5/1/21 ...........................................  Aa3/AA             2,700                2,835,378
                                                                                                      -----------
                                                                                                       67,174,265
                                                                                                      -----------
OTHER REVENUE--5.87%
   Charlotte, NC Water & Sewer System Revenue,
     5.25%, 6/1/24 ........................................... Aa1/AAA             1,600                1,636,208
   Gwinnett County, GA Water & Sewer Authority,
     5.30%, 8/1/20 ........................................... Aaa/AAA             1,250                1,299,563
   Texas Water Development Board Revenue,
     4.75%, 7/15/20 .......................................... Aaa/AAA             3,000                2,909,340
                                                                                                      -----------
                                                                                                        5,845,111
                                                                                                      -----------

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 2001

                                                               RATING*              PAR                  MARKET
 ISSUER                                                    (MOODY'S/S&P)           (000)                 VALUE
-----------------------------------------------------------------------------------------------------------------
PREREFUNDED ISSUES--10.87%
   Arlington Texas School District,
     5.75%, 2/15/21 ..........................................  Aaa/NR             3,535              $ 3,851,029
   Cary, NC,
     5.00%, 3/1/18 ........................................... Aaa/AAA             2,000                2,063,140
   Chicago, IL, Metropolitan Water Reclamation District-
     Greater Chicago Capital Improvement,
     6.30%, 12/1/09 .......................................... Aa1/AA+             1,000                1,130,420
   Indianapolis, IN, Public Improvement Board Revenue,
     6.00%, 1/10/18 .......................................... Aaa/AAA             1,500                1,580,250
   Texas State,
     6.00%, 10/1/14 .......................................... Aaa/AAA             2,000                2,199,560
                                                                                                      -----------
                                                                                                       10,824,399
                                                                                                      -----------
TRANSPORTATION REVENUE--12.04%
   Florida State Board Capital Outlay, Series E,
     5.00%, 6/1/25 ........................................... Aaa/AAA             4,000                4,009,600
   Florida State Board of Education, Public Education
     Capital Outlay, Series A,
     5.125%, 6/1/21 .......................................... Aa2/AA+             1,000                1,013,180
   Florida Transportation,
     5.80%, 7/1/18 ........................................... Aa2/AAA             2,000                2,221,980
   Kansas Transportation:
     5.40%, 3/1/09 ........................................... Aa2/AA+             2,000                2,107,660
     5.40%, 3/1/09 ........................................... Aa2/AA+             2,500                2,634,575
                                                                                                      -----------
                                                                                                       11,986,995
                                                                                                      -----------
TOTAL MUNICIPAL BONDS
   (Cost $90,814,021) ...............................................................................  95,830,770
                                                                                                      -----------

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                                                              OCTOBER 31, 2001

                                                                                                         MARKET
 ISSUER                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.60%
   Goldman Sachs & Co., 2.55%, dated 10/31/01, principal
     and interest in the amount of $2,592,184 due
     11/1/01, collateralized by US Treasury Bill, par value
     of $2,661,000, due 2/21/02 with a market value of $2,644,316 ................................... $ 2,592,000
                                                                                                      -----------
TOTAL INVESTMENTS--98.87%

   (Cost $93,406,021)** ............................................................................. $98,422,770

OTHER ASSETS IN EXCESS OF LIABILITIES--1.13% ........................................................   1,127,603
                                                                                                      -----------
NET ASSETS--100% .................................................................................... $99,550,373
                                                                                                      ===========

--------------------------------------------------------------------------------
* The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 2001.
**   Also aggregate cost for federal tax purposes.
Moody's Municipal Bond Ratings:
Aaa -- Judged to be of the best quality.
Aa -- Judged to be of high quality by all standards. Issues are always rated with a 1, 2 or 3, which denote a high, medium, or low ranking within the rating.
NR  -- Not rated.
S&P Municipal Bond Ratings:
AAA -- Of the highest quality.
AA -- The second strongest capacity for payments of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign. NR -- Not rated.

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

                                                               OCTOBER 31, 2001
-------------------------------------------------------------------------------
ASSETS
   Investments, at value (cost $93,406,021) ....................   $ 98,422,770
   Cash ........................................................            757
   Receivable for capital shares sold ..........................         38,794
   Interest receivable .........................................      1,224,657
   Prepaid expenses and other ..................................         20,352
                                                                   ------------
 Total assets ..................................................     99,707,330
                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed .........................         15,721
   Distribution fees payable ...................................         21,021
   Administration fees payable .................................          7,632
   Accounting fees payable .....................................          4,654
   Advisory fees payable .......................................         29,778
   Custody fees payable ........................................          4,613
   Transfer agent fees payable .................................          7,819
   Dividend payable ............................................          2,324
   Accrued expenses and other ..................................         63,395
                                                                   ------------
 Total liabilities .............................................        156,957
                                                                   ------------
 NET ASSETS ....................................................   $ 99,550,373
                                                                   ============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................   $ 94,066,810
   Distributions in excess of net investment income ............         (2,324)
   Accumulated net realized gain from investment transactions ..        469,138
   Net unrealized appreciation on investments ..................      5,016,749
                                                                   ------------
 NET ASSETS ....................................................   $ 99,550,373
                                                                   ============
NET ASSET VALUE PER SHARE
   ISI Shares 1 ................................................   $      10.99
                                                                   ============
   Class A Shares 2 ............................................   $      10.99
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $66,104,827 and 6,017,515 shares outstanding). Maximum offering price per share was $11.33 ($10.99 divide 0.97). Maximum offering price per share reflects the effect of the 3.00% front-end sales charge.
2 Net asset value and redemption price per share (based on net assets of $33,445,546 and 3,044,455 shares outstanding).

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND

STATEMENT OF OPERATIONS

                                                                FOR THE YEAR ENDED
                                                                  OCTOBER 31, 2001
----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ........................................................   $ 5,095,844
                                                                       -----------
EXPENSES
   Investment advisory fees ........................................       398,581
   Distribution fees:
     Class A Shares ................................................        82,695
     ISI Shares ....................................................       166,435
   Administration fees .............................................        95,128
   Professional fees ...............................................        60,882
   Transfer agent fees .............................................        55,896
   Accounting fees .................................................        54,904
   Printing and shareholder reports ................................        41,374
   Custody fee .....................................................        17,688
   Registration fees ...............................................        14,619
   Director's fees .................................................         2,703
   Miscellaneous ...................................................           559
                                                                       -----------
Total expenses .....................................................       991,464
Less: fee waivers and/or expense reimbursements ....................       (61,260)
                                                                       -----------
Net expenses .......................................................       930,204
                                                                       -----------
NET INVESTMENT INCOME ..............................................     4,165,640
                                                                       -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ..................       726,546
   Net change in unrealized appreciation/depreciation on investments     4,331,188
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................     5,057,734
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $ 9,223,374
                                                                       ===========

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEARS ENDED OCTOBER 31,
                                                                       2001             2000
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ..................................   $   4,165,640    $   4,542,601
   Net realized gain on investment transactions ...........         726,546           67,399
   Net change in unrealized appreciation/depreciation
     on investments .......................................       4,331,188        3,311,467
                                                              -------------    -------------
   Net increase in net assets from operations ..............       9,223,374        7,921,467
                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized short-term gains:
     ISI Shares ...........................................      (2,918,108)      (3,126,335)
     Class A Shares .......................................      (1,436,373)      (1,530,863)
   Net realized long-term gains:
     ISI Shares ...........................................         (46,163)              --
     Class A Shares .......................................         (22,723)              --
                                                              -------------    -------------
   Total distributions ....................................      (4,423,367)      (4,657,198)
                                                              -------------    -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ...........................      23,781,937        4,455,442
   Dividend reinvestments .................................       2,639,454        2,378,853
   Cost of shares redeemed ................................     (29,537,240)     (16,990,749)
                                                              -------------    -------------
   Net decrease in net assets from capital share
     transactions .........................................      (3,115,849)     (10,156,454)
                                                              -------------    -------------
   Total increase (decrease) in net assets ................       1,684,158       (6,892,185)
NET ASSETS
   Beginning of period ....................................      97,866,215      104,758,400
                                                              -------------    -------------
   End of period, including distributions in excess of net
     investment income of $2,324 and $2,005, respectively .   $  99,550,373    $  97,866,215
                                                              =============    =============

                       See Notes to Financial Statements.

 MANAGED MUNICIPAL FUND, INC.

FINANCIAL HIGHLIGHTS--ISI SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                               FOR THE YEARS ENDED OCTOBER 31,
                                          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .   $ 10.47     $ 10.12     $ 11.01     $ 10.79     $ 10.58
                                       -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........      0.45        0.47        0.45        0.46        0.52
   Net realized and unrealized gain
     (loss) on investments .........      0.55        0.36       (0.83)       0.33        0.24
                                       -------     -------     -------     -------     -------
   Total from investment operations       1.00        0.83       (0.38)       0.79        0.76
                                       -------     -------     -------     -------     -------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income and net realized
     short-term gains ..............     (0.47)      (0.48)      (0.47)      (0.54)      (0.52)
   Distributions from net realized
     long-term gains ...............     (0.01)         --       (0.04)      (0.03)      (0.03)
                                       -------     -------     -------     -------     -------
   Total distributions .............     (0.48)      (0.48)      (0.51)      (0.57)      (0.55)
                                       -------     -------     -------     -------     -------
   Net asset value, end of year ....   $ 10.99     $ 10.47     $ 10.12     $ 11.01     $ 10.79
                                       =======     =======     =======     =======     =======
TOTAL RETURN 1 .....................      9.76%       8.44%      (3.61)%      7.51%       7.43%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000) ...   $66,105     $65,233     $70,609     $80,749     $79,003
   Ratios to average net assets:
     Net investment income .........      4.18%       4.60%       4.23%       4.24%       4.46%
     Expenses after waivers and/or
        reimbursements .............      0.93% 2     0.90%       0.90%       0.90%       0.90%
     Expenses before waivers and/or
        reimbursements .............      0.99%       1.01%       1.10%       1.13%       1.10%
   Portfolio turnover rate .........        21%         22%          8%         18%         26%

--------------------------------------------------------------------------------
1    Total return excludes the effect of sales charge.
2 Beginning on March 1, 2001, the expense cap was increased from 90 basis points to 95 basis points.

                       See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS

A.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--Managed Municipal
     Fund, Inc. (the 'Fund'), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.

     The Fund consists of two share classes: ISI Managed Municipal Fund Shares ('ISI Shares'), which began operations February 26, 1990, and Deutsche Asset Management Managed Municipal Fund--Class A Shares ('Class A Shares'), which began operations October 23, 1990. Prior to April 9, 2001, the Deutsche Asset Management Class A Shares were known as Flag Investors Managed Municipal Fund Class A Shares.

     As of October 15, 2001, the ISI Shares have a 3.00% maximum front-end sales charge. Prior to October 15, 2001, the ISI Shares had a 4.45% maximum front-end sales charge. Information regarding the Class A Shares is contained in a separate report to the Class A shareholders.

     VALUATION OF SECURITIES--Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices when such prices are determined by the Investment Advisor to reflect the fair market value of such municipal obligations. When there is an available market quotation, the Fund values a municipal obligation by using the most recent quoted bid price provided by an investment dealer. When a market quotation is unavailable or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At October 31, 2001, there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

     DISTRIBUTIONS--It is the Fund's policy to declare and pay dividends monthly to shareholders at a rate approved by the Fund's Board of Directors. To the extent that the Fund's net investment income and short-term capital gains are less than the approved rate, the Fund may pay some of its dividends from long-term capital gains or as a return of shareholder capital. An additional distribution of net realized short-term and long-term capital gains earned by the Fund, if any, will be made annually to the extent they exceed capital loss carryforwards. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

     REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES--It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

     The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

     These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain as appropriate, in the period that the differences arise. Accordingly, permanent differences as of October 31, 2001 have been primarily attributable to distribution reallocations, and have been reclassified to the following accounts:

      UNDISTRIBUTED          ACCUMULATED
     NET INVESTMENT         NET REALIZED        PAID-IN
      INCOME (LOSS)       GAINS (LOSSES)        CAPITAL
     --------------       --------------        -------
           $188,522           $(188,522)             $0

     ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

B. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES--International Strategy & Investment Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets which is calculated daily and paid monthly at the annual rate of 0.40%.

     ISI has contractually agreed to waive its fees through February 28, 2003, to the extent necessary, so that the Fund's annual expenses do not exceed 0.95% of its average daily net assets. Prior to March 1, 2001, ISI had contractually agreed to waive its fees, to the extent necessary, so that the Fund's annual operating expenses did not exceed 0.90% of its average daily net assets.

     Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of the ISI Funds calculated daily and paid monthly at the following annual rates:
     0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based upon the Fund's average daily net assets.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC. These persons are not paid by the Fund for serving in these capacities.

     ISI Group Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the year ended October 31, 2001, ISI Group's fees were $166,435, of which $13,988 was payable as of October 31, 2001.

     ICC Distributors, Inc. ('ICC Distributors'), provides distribution services for the Class A Shares for which ICC Distributors is paid an annual fee, pursuant to rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the year ended October 31, 2001, ICC Distributors' fees were $82,695, of which $7,033 was payable as of October 31, 2001.

C. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock (20 million ISI Shares, 15 million Class A Shares, 2.5 million Class B Shares, 15 million Class C Shares, 0.5 million Class D Shares and 2 million undesignated). Transactions in capital shares were as follows:

                                                        ISI Shares
               ---------------------------------------------------
                    For the Year Ended          For the Year Ended
                      October 31, 2001            October 31, 2000
               -----------------------  --------------------------
                 Shares         Amount      Shares          Amount
               --------    -----------  ----------    ------------
Sold            283,865    $ 3,061,396     157,850    $  1,614,138
Reinvested      121,956      1,308,576     141,374       1,439,025
Redeemed       (616,364)    (6,655,103) (1,045,613)    (10,588,198)
               --------    -----------  ----------    ------------
Net decrease   (210,543)   $(2,285,131)   (746,389)   $ (7,535,035)
               ========    ===========  ==========    ============


                                                     Class A Shares
             ------------------------------------------------------
                     For the Year Ended          For the Year Ended
                       October 31, 2001            October 31, 2000
             --------------------------    ------------------------
                 Shares          Amount      Shares          Amount
             ----------    ------------    --------     -----------
Sold          1,918,240    $ 20,720,541     279,723     $ 2,841,304
Reinvested      123,739       1,330,878      92,271         939,828
Redeemed     (2,113,019)    (22,882,137)   (630,393)     (6,402,551)
             ----------    ------------    --------     -----------
Net decrease    (71,040)   $   (830,718)   (258,399)    $(2,621,419)
             ==========    ============    ========     ===========

D. PURCHASES AND SALES OF INVESTMENT SECURITIES--The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2001, were $19,928,838 and $24,259,987, respectively.

     For federal income tax purposes, the tax basis of investments held at October 31, 2001, was $93,406,021. The aggregate gross unrealized appreciation for all investments at October 31, 2001 was $5,083,888 and the aggregate gross unrealized depreciation for all investments was $67,139.

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

E. CHANGE IN ACCOUNTANTS--Effective October 4, 2001, the Fund dismissed Deloitte & Touche ('D&T') as the Fund's independent auditors and engaged Ernst & Young LLP by action of the Fund's Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. D&T's report on the Fund's financial statements for the fiscal year ended October 31, 2000 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal year ended October 31, 2000 and the interim period commencing November 1, 2000 and ending October 3, 2001, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Fund's financial statements for such year, and (ii) there were no 'reportable events' of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

 REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors
Managed Municipal Fund, Inc.

     We have audited the accompanying statement of assets and liabilities of Managed Municipal Fund, Inc. (the 'Fund'), including the schedule of investments, as of October 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights (ISI Shares) based on our audit. The financial statements and financial highlights of the Fund for the year ended October 31, 2000 and the financial highlights for years presented through October 31, 1999 were audited by other auditors whose reports dated December 8, 2000 and December 14, 1999, respectively, expressed unqualified opinions on those financial statements and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managed Municipal Fund, Inc. at October 31, 2001, and the results of its operations, the changes in its net assets, and its financial highlights (ISI Shares) for the year then ended, in conformity with accounting principles generally accepted in the United States.

\S\ ERNST & YOUNG

Philadelphia, Pennsylvania
November 30, 2001

 TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED OCTOBER 31, 2001

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Fund's distributions to shareholders included $68,886 from long-term capital gains, all of which is taxable at the 20% capital gains rate. The Fund's distributions to shareholders included $3,975,347 from tax-exempt income.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

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